Income tax credit/(expense) (Tables)	12 Months Ended
Jun. 30, 2022
Income tax credit/(expense)
Schedule of income tax expense

	2022	2021	2020
	£’000	£’000	£’000
Current tax:
Current tax on loss for the year(1)	5,084	(3,972)	551
Adjustment in respect of previous years	223	490	(598)
Foreign tax	(625)	(688)	(942)
Total current tax credit/(expense)	4,682	(4,170)	(989)
Deferred tax:
US deferred tax:
Origination and reversal of temporary differences	—	3,831	4,591
Re-measurement of US deferred tax asset(2)	—	(66,561)	(3,916)
Adjustment in respect of previous years	—	973	(1,150)
Total US deferred tax expense (Note 17)	—	(61,757)	(475)
UK deferred tax:
Origination and reversal of temporary differences	29,142	9,762	2,452
Adjustment in respect of previous years	289	(800)	512
Impact of change in UK corporation tax rate(2)	—	(11,224)	(3,915)
Total UK deferred tax credit/(expense) (Note 17)	29,431	(2,262)	(951)
Total deferred tax credit/(expense)	29,431	(64,019)	(1,426)
Total income tax credit/(expense)	34,113	(68,189)	(2,415)

Schedule of reconciliation of the total income tax expense

	2022	2021	2020
	£’000	£’000	£’000
Loss before income tax	(149,623)	(24,027)	(20,818)
Loss before tax multiplied by UK corporation tax rate of 19.0% (2021: 21.0% - weighted average US federal corporate income tax rate; 2020: 21.0% - weighted average US federal corporate income tax rate)	28,428	5,046	4,372
Tax effects of:
Adjustment in respect of previous years	512	663	(1,236)
Difference in tax rates on non-US operations	—	216	26
Recognition of UK R&D tax claims in respect of previous years	—	—	537
Foreign exchange (losses)/gains on US dollar denominated tax basis	—	(3,146)	735
(Expenses not deductible for tax purposes)/income not taxable	(1,197)	(526)	757
Irrecoverable foreign tax credits	(625)	—	—
Impact of change in UK Corporation tax rate(2)	6,995	(77,785)	—
Unrealized foreign exchange gains/(losses) not taxable in the US	—	7,343	(3,690)
Re-measurement of foreign tax credit US deferred tax asset	—	—	(3,916)
Total income tax credit/(expense)	34,113	(68,189)	(2,415)

10Income tax credit/(expense) (continued)

Schedule of amounts relating to tax recognized directly in other comprehensive income

	2022	2021	2020
	£’000	£’000	£’000
US deferred tax (Note 17)	—	3,395	422
UK deferred tax (Note 17)	(1,287)	(1,947)	1,479
Total deferred tax	(1,287)	1,448	1,901
Current tax(1)	—	(2,017)	(1,799)
Total income tax (expense)/credit recognized in other comprehensive income	(1,287)	(569)	102
(1)A tax credit has arisen in the year due to losses created in the period which have been carried back and offset against taxable profits arising in 2021.
(2)During the fourth quarter of the year ended 30 June 2021, the UK Corporation tax rate increase from 19% to 25%, effective April 2023, was substantively enacted, necessitating a remeasurement of the existing UK deferred tax liability position. This resulted in a non-cash deferred tax charge of £11,224,000 in the period. Furthermore, given the current US federal corporate income tax rate of 21%, we expect future US tax liabilities to be sheltered by future foreign tax credits arising from UK tax paid. Consequently, we have written down the existing US deferred tax asset, on the basis it is no longer expected to give rise to a future economic benefit. This has resulted in a further non-cash deferred tax charge of £66,561,000 in the year ended 30 June 2021. Future increases in the US federal corporate income tax rate could result in a reversal of the US deferred tax asset write down.